Liquidity (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Liquidity Disclosure [Line Items]
Retained Earnings (Accumulated Deficit)	$ (32,976)	$ (24,739)	$ (13,035)